EQUITY - Unrecognized Compensation Expense (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Shares	11,134,713	10,548,284
Total, Shares	21,357,051	16,423,134
Options, Unrecognized Compensation Expense	$ 67,382	$ 25,878
Share-based compensation award cliff feature vesting period	1 year	1 year
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation award vesting period	2 years	2 years
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation award vesting period	4 years	4 years
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSUs, Shares	10,222,338	5,874,850	0
RSUs, Unrecognized Compensation Expense	$ 148,163	$ 28,317
Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Recognition Period (Years)	3 years 7 months 6 days	3 years 1 month 6 days
Options, Shares	11,134,713	10,548,284
Total, Shares	11,134,713	10,548,284
Options, Unrecognized Compensation Expense	$ 67,382	$ 25,878
Share-Based Payment Arrangement, Tranche One | RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSUs, Shares	0	0
RSUs, Unrecognized Compensation Expense	$ 0	$ 0
Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Recognition Period (Years)	3 years 3 months 18 days
Options, Shares	0	0
Total, Shares	10,222,338	5,874,850
Options, Unrecognized Compensation Expense	$ 0	$ 0
Share-Based Payment Arrangement, Tranche Two | RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSUs, Shares	10,222,338	5,874,850
RSUs, Unrecognized Compensation Expense	$ 148,163	$ 28,317